DERIVATIVES	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
DERIVATIVES
The Company uses derivative instruments to mitigate certain exposures to commodity price risk. The Company’s expired crude supply agreements contained purchase obligations for certain volumes of crude oil and other feedstocks. In addition, the Company entered into Inventory Intermediation Agreements that contain purchase obligations for certain volumes of intermediates and refined products. The purchase obligations related to crude oil, feedstocks, intermediates and refined products under these agreements are derivative instruments that have been designated as fair value hedges in order to hedge the commodity price volatility of certain refinery inventory. The fair value of these purchase obligation derivatives is based on market prices of the underlying crude oil and refined products. The level of activity for these derivatives is based on the level of operating inventories.

As of December 31, 2017, there were 3,000,142 barrels of intermediates and refined products (2,942,348 barrels at December 31, 2016) outstanding under these derivative instruments designated as fair value hedges. These volumes represent the notional value of the contract.

The Company also enters into economic hedges primarily consisting of commodity derivative contracts that are not designated as hedges and are used to manage price volatility in certain crude oil and feedstock inventories as well as crude oil, feedstock, and refined product sales or purchases. The objective in entering into economic hedges is consistent with the objectives discussed above for fair value hedges. As of December 31, 2017, there were 22,348,000 barrels of crude oil and 1,989,000 barrels of refined products (5,950,000 and 2,831,000, respectively, as of December 31, 2016), outstanding under short and long term commodity derivative contracts not designated as hedges representing the notional value of the contracts.

The following tables provide information about the fair values of these derivative instruments as of December 31, 2017 and December 31, 2016 and the line items in the consolidated balance sheet in which the fair values are reflected.

Description	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
December 31, 2017:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$(7,721)
December 31, 2016:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$6,058

Derivatives not designated as hedging instruments:
December 31, 2017:
Commodity contracts	Accrued expenses	$(74,320)
December 31, 2016:
Commodity contracts	Accounts receivable	$3,508

The following tables provide information about the gains or losses recognized in income on these derivative instruments and the line items in the consolidated financial statements in which such gains and losses are reflected.

Description	Location of Gain or (Loss) Recognized in Income on Derivatives	Gain or (Loss) Recognized in Income on Derivatives
Derivatives designated as hedging instruments:
For the year ended December 31, 2017:
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(13,779)
For the year ended December 31, 2016:
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(29,453)
For the year ended December 31, 2015:
Derivatives included with inventory supply arrangement obligations	Cost of sales	$(4,251)
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(59,323)

Derivatives not designated as hedging instruments:
For the year ended December 31, 2017:
Commodity contracts	Cost of sales	$(85,443)
For the year ended December 31, 2016:
Commodity contracts	Cost of sales	$(55,557)
For the year ended December 31, 2015:
Commodity contracts	Cost of sales	$32,416

Hedged items designated in fair value hedges:
For the year ended December 31, 2017:
Intermediate and refined product inventory	Cost of sales	$13,779
For the year ended December 31, 2016:
Intermediate and refined product inventory	Cost of sales	$29,453
For the year ended December 31, 2015:
Crude oil and feedstock inventory	Cost of sales	$4,251
Intermediate and refined product inventory	Cost of sales	$59,323

The Company had no ineffectiveness related to the fair value hedges as of December 31, 2017, 2016 and 2015.